Finance Receivables and Loans, Net (Commercial Criticized Exposure) (Details)	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Commercial Criticized Finance Receivables and Loans	100.00%	100.00%
5500 Retail, Auto Dealers and Gasoline Stations [Member]
Concentration Risk [Line Items]
Commercial Criticized Finance Receivables and Loans	80.50%	87.30%
310000 to 330000 Manufacturing [Member]
Concentration Risk [Line Items]
Commercial Criticized Finance Receivables and Loans	7.80%	0.90%
540000 to 549999 Professional, Scientific, and Technical Services [Member]
Concentration Risk [Line Items]
Commercial Criticized Finance Receivables and Loans	5.30%	2.00%
810000 to 819999 Other Services (except Public Administration) [Member]
Concentration Risk [Line Items]
Commercial Criticized Finance Receivables and Loans	6.40%	9.80%